Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value [Abstract]
Schedule of the Options in the Black-Sholes-Merton Pricing Model	There were no outstanding options as of December 31, 2024.
December 31, 2023
Underlying stock price	$0.19 ~ 15.89
Exercise price	$0.20 ~ 17.46
Expected term in years	0.01 ~ 0.22
Expected dividend yield	0%
Volatility	14% ~ 98%
Risk-free interest Rate	3%
December 31,
2023

Stock price	$67.50
Exercise price	$28,750
Expected term in years	1.46
Expected dividend yield	-%
Volatility	261.88%
Risk-free interest Rate	4.29%

Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at December 31, 2023 and 2022:

	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$2,423	$-	$-	$2,423
	$2,423	$-	$-	$2,423
Liabilities
Embedded derivative liabilities	$-	$(558,000)	$-	$(558,000)
Warrant liabilities	(83,954)	(39,234)	-	(123,188)
	$(83,954)	$(597,234)	$-	$(681,188)
	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$4,522,805	$-	$-	$4,522,805
Derivative assets	-	1,801,095	-	1,801,095
	$4,522,805	$1,801,095	$-	$6,323,900
Liabilities
Embedded derivative liabilities	$-	$(878,420)	$-	$(878,420)
Derivative liabilities	-	(3,009,166)	-	(3,009,166)
Warrant liabilities	(74,750)	(34,937)	-	(109,687)
	$(74,750)	$(3,922,523)	$-	$(3,997,273)